BALANCE SHEETS - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash	$ 125,341	$ 22,437	$ 35,414
Prepaid Expenses		11,430	9,166
Other current assets	141,521	11,430
Total current assets	266,862	33,867	44,580
Property and equipment, net	6,603	5,100	3,647
Total assets	273,465	38,967	48,227
Current liabilities:
Accounts Payable	163,087	220,740	188,265
Accounts payable, related parties	53,436	52,489	54,668
Accrued interest		18,026	7,792
Accrued interest, related parties	4,770	3,570	1,170
Convertible notes payable, net of discounts of $-0- and $149,456 at June 30, 2017 and December 31, 2016, respectively		153,024	41,815
Notes payable, related parties	30,000	30,000	30,000
Derivative liabilities	6,253,880	221,822	150,076
Total current liabilities	6,505,173	699,671	473,786
Total liabilities	6,505,173	699,671	473,786
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock, $0.001 par value, 10,000,000 shares authorized, 2,000,000 and -0- shares issued and outstanding at June 30, 2017 and December 31, 2016, respectively	2,000	2,000
Common stock, $0.00001 par value, 1,000,000,000 shares authorized, 522,155,037 and 304,556,650 shares issued and outstanding at June 30, 2017 and December 31, 2016, respectively	5,222	3,046	823
Additional paid in capital	12,902,891	11,899,504	10,370,651
Accumulated deficit	(19,141,821)	(12,565,254)	(10,797,033)
Total stockholders' equity (deficit)	(6,231,708)	(660,704)	(425,559)	$ (67,759)
Total liabilities and stockholders' equity (deficit)	$ 273,465	$ 38,967	$ 48,227